Cover	Nov. 09, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	Lineage, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-42191
Entity Tax Identification Number	82-1271188
Entity Address, Address Line One	46500 Humboldt Drive
Entity Address, City or Town	Novi
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48377
City Area Code	800
Local Phone Number	678-7271
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001868159
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	LINE
Security Exchange Name	NASDAQ
4.125% Senior Notes Due 2031
Document Information [Line Items]
Title of 12(b) Security	4.125% Senior Notes due 2031
Trading Symbol	LINE31
Security Exchange Name	NASDAQ